Fixed Assets and Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Fixed Assets and Intangible Assets, Net [Abstract]
Fixed Assets and Intangible Assets, Net
6.  Fixed Assets and Intangible Assets, Net

Fixed assets and intangible assets, net consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Computer equipment	$211,896	$143,461
Furniture and fixtures	142,856	159,051
Leasehold improvements	377,727	329,156
Software	8,047	7,342
Website domain name	24,938	24,938
Website costs	40,500	40,500
Total fixed assets	805,964	704,448
Less: Accumulated depreciation and amortization	(257,415)	(125,985)
Total fixed assets and intangible assets, net	$548,549	$578,463

The Company only holds fixed assets in the United States.  Depreciation and amortization expense was $151,007 and $51,180 for the years ended December 31, 2012 and 2011, respectively.

The estimated future amortization and depreciation of intangible and tangible assets is as follows:

Year	Amount

2013	$161,547
2014	156,498
2015	122,365
2016	52,886
2017 and thereafter	55,253
$548,549